SHARE BASED COMPENSATION - Expenses were allocated in operating expenses by function (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	$ 81,805	¥ 573,148	¥ 364,846	¥ 239,506
Sales and marketing expenses
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	4,365	30,584	19,207	11,422
General and administrative expenses
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	77,440	542,564	345,639	228,084
Research and development expenses
SHARE BASED COMPENSATION
Total share-based compensation expenses recognized	$ 16,400	¥ 114,800	¥ 74,000	¥ 40,900